LIBERTY NEWPORT
                               GLOBAL EQUITY FUND

                                  Annual Report
                                October 31, 2002

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

                                 LIBERTY NEWPORT
                               GLOBAL EQUITY FUND

                                  Annual Report
                                October 31, 2002

[photo of woman smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY eDELIVERY

               To sign up for eDelivery, go to www.icsdelivery.com

 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:

Stock markets around the world declined sharply over the past year, as the recession and market decline that began in the US expanded to engulf all major developed and most emerging markets. A glimmer of optimism surfaced early in the 12-month period, which began on November 1, 2001, as stocks bounced back from their post-September 11 lows and the US economy posted robust growth. However, the US recovery lost steam and uncertainty associated with possible military action in Iraq and terrorist activity in the Middle East unsettled investors around the world. Although most economists believed that Europe would avoid recession and that Japan's economy would stabilize or move ahead, industrial output fell in key markets, unemployment rates edged higher and the environment for stocks turned unfriendly once again.

In contrast to a weak stock market, the bond market has offered investors one of the best opportunities during the year, a reminder that diversification can help cushion the impact of weakness in one asset class.

In the report that follows, portfolio managers Charles R. Roberts and Erik P. Gustafson provide more detailed discussion on the factors that affected international stock markets and the strategies they employed in managing the fund. As always, thank you for investing in Liberty funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks

NET ASSET VALUE PER SHARE as of 10/31/02 ($)
         Class A                          8.12
         Class B                          7.93
         Class C                          7.93


Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

             o NOT FDIC INSURED o May lose value o No bank guarantee

 PERFORMANCE INFORMATION

Value of a $10,000 investment
10/31/92 - 10/31/02


VALUE OF A $10,000 INVESTMENT

10/31/92 - 10/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A          14,177      13,362
----------------------------------------
 Class B          13,379      13,379
----------------------------------------
 Class C          13,376      13,376
----------------------------------------




[mountain chart data]:

                  MSCI           Class A shares       S&P            Class A shares
                World Index  without sales charge  Utilities Index  with sales charge

10/1992          $10,000.00        $10,000.00       $10,000.00        $ 9,425.00
                  10,176.00         10,144.00         9,960.00          9,561.00
                  10,255.00         10,464.00        10,241.00          9,862.00
                  10,286.00         10,697.00        10,561.00         10,082.00
                  10,527.00         11,108.00        11,253.00         10,469.00
                  11,134.00         11,373.00        11,423.00         10,719.00
                  11,648.00         11,293.00        11,383.00         10,644.00
                  11,913.00         11,295.00        11,368.00         10,645.00
                  11,811.00         11,633.00        11,779.00         10,965.00
                  12,050.00         11,753.00        12,037.00         11,077.00
                  12,600.00         12,246.00        12,512.00         11,542.00
                  12,364.00         12,286.00        12,397.00         11,580.00
                  12,702.00         12,325.00        12,135.00         11,617.00
                  11,980.00         11,868.00        11,500.00         11,186.00
                  12,564.00         12,038.00        11,643.00         11,346.00
                  13,389.00         12,311.00        11,504.00         11,603.00
                  13,212.00         11,982.00        10,873.00         11,293.00
                  12,640.00         11,526.00        10,346.00         10,863.00
                  13,028.00         11,562.00        10,465.00         10,897.00
                  13,058.00         11,334.00         9,960.00         10,682.00
                  13,019.00         11,209.00         9,667.00         10,565.00
                  13,264.00         11,477.00        10,167.00         10,817.00
                  13,661.00         11,555.00        10,224.00         10,891.00
                  13,299.00         11,314.00        10,005.00         10,663.00
                  13,674.00         11,413.00        10,181.00         10,757.00
                  13,077.00         11,212.00        10,211.00         10,568.00
                  13,200.00         11,216.00        10,271.00         10,571.00
                  12,998.00         11,460.00        10,942.00         10,801.00
                  13,184.00         11,551.00        11,019.00         10,887.00
                  13,817.00         11,576.00        10,835.00         10,911.00
                  14,295.00         11,812.00        11,176.00         11,133.00
                  14,414.00         12,216.00        11,981.00         11,514.00
                  14,407.00         12,242.00        11,864.00         11,538.00
                  15,124.00         12,424.00        11,849.00         11,710.00
                  14,784.00         12,372.00        11,796.00         11,661.00
                  15,211.00         12,647.00        12,559.00         11,920.00
                  14,968.00         12,594.00        12,741.00         11,870.00
                  15,484.00         12,837.00        12,884.00         12,099.00
                  15,933.00         13,241.00        13,633.00         12,480.00
                  16,218.00         13,438.00        13,899.00         12,666.00
                  16,314.00         13,371.00        13,470.00         12,602.00
                  16,582.00         13,247.00        13,366.00         12,485.00
                  16,968.00         13,481.00        13,095.00         12,706.00
                  16,980.00         13,667.00        13,292.00         12,882.00
                  17,063.00         13,703.00        14,021.00         12,915.00
                  16,457.00         13,256.00        13,125.00         12,494.00
                  16,643.00         13,592.00        13,419.00         12,810.00
                  17,291.00         13,740.00        13,540.00         12,950.00
                  17,408.00         14,104.00        14,215.00         13,293.00
                  18,380.00         14,833.00        14,503.00         13,980.00
                  18,082.00         14,921.00        14,407.00         14,063.00
                  18,297.00         15,425.00        14,483.00         14,538.00
                  18,504.00         15,419.00        14,379.00         14,532.00
                  18,134.00         15,291.00        13,913.00         14,412.00
                  18,723.00         15,603.00        13,678.00         14,705.00
                  19,874.00         16,261.00        14,284.00         15,326.00
                  20,862.00         16,754.00        14,715.00         15,790.00
                  21,820.00         17,213.00        15,036.00         16,223.00
                  20,356.00         16,254.00        14,752.00         15,319.00
                  21,459.00         17,184.00        15,380.00         16,196.00
                  20,326.00         16,558.00        15,526.00         15,606.00
                  20,682.00         17,467.00        16,694.00         16,463.00
                  20,930.00         18,273.00        17,958.00         17,222.00
                  21,510.00         18,066.00        17,229.00         17,027.00
                  22,962.00         18,984.00        17,813.00         17,892.00
                  23,928.00         20,254.00        18,970.00         19,089.00
                  24,158.00         20,199.00        18,532.00         19,038.00
                  23,851.00         19,870.00        18,464.00         18,727.00
                  24,414.00         20,246.00        19,169.00         19,081.00
                  24,370.00         20,594.00        18,201.00         19,410.00
                  21,117.00         17,807.00        18,627.00         16,784.00
                  21,486.00         18,746.00        20,100.00         17,668.00
                  23,424.00         19,554.00        19,716.00         18,429.00
                  24,813.00         20,074.00        20,008.00         18,920.00
                  26,022.00         21,461.00        20,620.00         20,227.00
                  26,589.00         22,242.00        19,717.00         20,963.00
                  25,879.00         21,259.00        18,964.00         20,037.00
                  26,953.00         21,136.00        18,664.00         19,921.00
                  28,012.00         22,024.00        20,260.00         20,757.00
                  26,984.00         22,557.00        21,539.00         21,260.00
                  28,239.00         22,951.00        20,785.00         21,632.00
                  28,151.00         22,403.00        20,529.00         21,115.00
                  28,098.00         21,760.00        20,738.00         20,509.00
                  27,823.00         21,705.00        19,741.00         20,457.00
                  29,264.00         23,134.00        20,025.00         21,803.00
                  30,083.00         24,027.00        18,539.00         22,645.00
                  32,514.00         27,227.00        18,723.00         25,661.00
                  30,648.00         27,001.00        20,754.00         25,448.00
                  30,727.00         27,876.00        19,474.00         26,273.00
                  32,847.00         29,083.00        20,122.00         27,410.00
                  31,455.00         26,532.00        21,688.00         25,007.00
                  30,656.00         25,898.00        22,635.00         24,409.00
                  31,683.00         27,001.00        21,289.00         25,449.00
                  30,786.00         26,081.00        22,798.00         24,581.00
                  31,784.00         27,275.00        25,919.00         25,707.00
                  30,090.00         25,870.00        28,298.00         24,383.00
                  29,581.00         24,962.00        27,209.00         23,527.00
                  27,783.00         21,907.00        26,896.00         20,647.00
                  28,227.00         23,681.00        29,427.00         22,320.00
                  28,772.00         24,240.00        26,567.00         22,846.00
                  26,338.00         22,425.00        27,534.00         21,135.00
                  24,602.00         20,942.00        27,349.00         19,738.00
                  26,415.00         22,339.00        28,941.00         21,055.00
                  26,072.00         21,676.00        28,018.00         20,429.00
                  25,251.00         20,926.00        25,785.00         19,723.00
                  24,912.00         20,384.00        24,596.00         19,212.00
                  23,714.00         19,546.00        23,927.00         18,422.00
                  21,622.00         18,061.00        21,156.00         17,022.00
                  22,035.00         18,095.00        21,080.00         17,054.00
                  23,335.00         18,270.00        19,948.00         17,220.00
                  23,480.00         18,428.00        20,469.00         17,368.00
                  22,766.00         17,239.00        19,290.00         16,248.00
                  22,566.00         16,646.00        18,865.00         15,689.00
                  23,606.00         17,117.00        21,161.00         16,133.00
                  22,761.00         16,785.00        20,768.00         15,820.00
                  22,800.00         16,523.00        18,924.00         15,573.00
                  21,414.00         15,808.00        17,580.00         14,899.00
                  19,606.00         14,603.00        15,122.00         13,763.00
                  19,640.00         14,691.00        15,689.00         13,846.00
                  17,477.00         13,520.00        13,662.00         12,742.00
10/2002           18,765.00         14,177.00        13,414.00         13,362.00



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of global stocks. The Standard & Poor's (S&P) Utilities Index is an unmanaged index that tracts the performance of domestic utility stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/02 (%)
Share class                                          A                          B                           C
Inception                                        10/15/91                    3/27/95                     3/27/95
----------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
----------------------------------------------------------------------------------------------------------------------
1-year                                    -21.62       -26.13        -22.18        -26.07        -22.25       -23.03
----------------------------------------------------------------------------------------------------------------------
5-year                                     -3.05        -4.19         -3.80         -4.07         -3.80        -3.80
----------------------------------------------------------------------------------------------------------------------
10-year                                     3.55         2.94          2.95          2.95          2.95         2.95
----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02 (%)
Share class                                          A                          B                           C
----------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
----------------------------------------------------------------------------------------------------------------------
1-year                                    -25.15        -29.45       -25.74        -29.45        -25.74       -26.48
----------------------------------------------------------------------------------------------------------------------
5-year                                     -4.68         -5.81        -5.43         -5.69         -5.43        -5.43
----------------------------------------------------------------------------------------------------------------------
10-year                                     2.95          2.34         2.36          2.36          2.35         2.35
----------------------------------------------------------------------------------------------------------------------


Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

The fund initially commenced operations as the Liberty Financial Utilities Fund on October 15, 1991. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the fund.

Class B and C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and C shares would have been lower.

TOP 10 HOLDINGS as of 10/31/02 (%)

Hong Kong and China Gas            2.9
Autostrade                         2.7
Microsoft                          2.7
Italgas                            2.4
Pepsico                            2.2
Snam Rete Gas                      2.1
Lockheed Martin                    2.0
AT&T                               1.9
Morgan Stanley                     1.9
Merrill Lynch                      1.9

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

TOP 5 COUNTRIES as of 10/31/02 (%)

United States                     51.7
United Kingdom                     8.6
Italy                              7.1
Japan                              6.9
Spain                              4.5

Country breakdowns are calculated as a percentage of total net investments. Since the fund is actively managed, there can be no guarantee the fund will continue to invest in these countries in the future.

BOUGHT
--------------------------------------------------------------------------------

ACESA (1.6% of net assets)
BRISA (1.0% of net assets)
We purchased shares of Acesa in Spain and Brisa in Portugal, both toll road operators in their respective countries. We have been drawn to this sector because of its generally stable and predictable long-term growth, and the fund now owns positions in toll-road companies throughout Europe.

SOLD
--------------------------------------------------------------------------------

ALLIANZ
MUNICH RE

We sold our holdings of German insurance companies Allianz and Munich Re once it became apparent that the near-term turndown in operating performance caused by weak financial markets was offsetting future hopes for participation in the continent-wide move toward pension reform.




 PORTFOLIO MANAGERS' REPORT

For the 12 months ended October 31, 2002, Liberty Newport Global Equity Fund class A shares returned negative 21.62% without a sales charge. This compares with a total return of negative 14.85% for the MSCI World Index during the same period. The fund's significant underperformance was primarily a result of its heavy concentration in utility stocks.

DIFFICULT ENVIRONMENT FOR UTILITY STOCKS

The fund's mandated minimum position in utility stocks was lowered from 50% to 25% during the period. However, even at a lower weighting, the fund's utility holdings had a negative impact on performance in a period that was generally weak for stock markets in the United States and abroad. Historically, the defensive characteristics of utilities have allowed them to perform well in times of economic uncertainty. However, during the past year revelations of corporate malfeasance and accounting irregularities at companies such as Enron and Dynegy (which the fund does not own) undermined investor confidence. Ongoing SEC investigations cast a pall over the entire sector, and stock prices retreated sharply.

Domestic utilities also faced serious operational challenges. In addition to those companies that have confessed to fraudulent trading practices, others continue to struggle under the weight of heavy debt burdens and overcapacity. The result has been a series of dividend cuts and even bankruptcy declarations throughout the industry. Our response to this challenging set of conditions has been to seek and hold those companies with the most scrupulous management teams and the best long-term business models. We remain confident that the companies that survive the present turmoil have the potential to increase their profits and market share as the economy recovers.

During the fiscal year ended October 31, 2002, the fund held a position in Kinder Morgan Energy Partners, LP, an energy-related partnership. In order to qualify as a regulated investment company, under IRS rules, a fund is required to generate at least 90% of its gross income from the sale of stock, securities or other qualifying income (gross income from certain partnerships, however, is not considered qualifying income). If a fund meets this and other specific IRS requirements, it will generally avoid federal and state taxation. However, as the estimated gross income allocated to the fund from the Kinder Morgan Energy Partners, LP investment represented more than 10% of the fund's gross income, the fund did not meet the IRS gross income requirement. Management has concluded that the fund will not incur any tax liability as a result of this holding. As we liquidated our position in Kinder Morgan Energy Partners, LP during October of 2002, management anticipates that the fund will qualify as a regulated investment company for fiscal year 2003.

POSITIVE CONTRIBUTION FROM DEFENSIVE
INTERNATIONAL POSITIONING

The fund benefited from its defensive positioning in foreign utilities. The fund avoided the significant downdraft in telecommunications and telecom equipment providers, such as Deutsche Telekom, France Telecom, Alcatel and Ericsson, none of which were owned by the fund. And the fund benefited as we focused on gas distribution companies, both in Europe and in Asia, a segment that held up better than the overall utility averages. In addition, performance was aided by the fund's investment in toll-road companies, a utility sub-sector that doesn't exist in the United States. The Italian toll-road operator Autostrade (2.7% of net assets),1 received a boost toward the end of the fiscal year when major shareholder Benetton (not held) made a tender offer for the portion of the company it didn't already own.

FUNDAMENTAL STRATEGIES REMAIN INTACT

Within the non-utility portion of the portfolio, we continued to seek quality companies with stable growth characteristics, preferring established consumer companies such as Nestle and Heineken (1.5% and 1.6% of net assets, respectively) to more speculative sectors of the market. This approach served the fund well in the latter half of the year, when stock market investors became more defensive in their selections.

LOOKING AHEAD

A full-fledged economic recovery in the US has proved elusive and the lack of a quick recovery has frustrated many business owners. We are optimistic that 2003 could show better results. US productivity remains among the highest in the world, borrowing costs have fallen and mortgage refinancing has supported consumer spending. However, we have positioned the portfolio to capture the defensive characteristics of a weak economy as well as a forward-looking growth element. For the past two years, investors have avoided large-capitalization, high-quality growth stocks. Our fundamental research suggests that as the economy recovers, large-cap growth stocks have the potential to outperform.

/s/ Charles R. Roberts              /s/ Erik P. Gustafson

Charles R. Roberts                  Erik P. Gustafson


Charles R. Roberts is a managing director of Newport Pacific Management, Inc. (Newport), the immediate parent of the investment advisor of the fund. He joined the firm in 1998. Prior to that, Mr. Roberts managed the European component of institutional international equity accounts first at Sit/Kim International and then at Progress Investment Management. He has 29 years of international equity management experience. Erik P. Gustafson is a senior vice president at Stein Roe & Farnham Incorporated, an affiliate of Newport. Prior to joining Stein Roe & Farnham in 1992, Mr. Gustafson was an attorney with the firm of Fowler, White et al. (Miami, Florida), where he was responsible for commercial and securities-related litigation.

 Top 5 sectors as of 10/31/02 (%)

[bar chart data]:

Utilities*             34.6
Health care            16.3
Consumer staples       12.5
Financials             10.7
Industrials            10.2


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

-----------------
1 Holdings are disclosed as of October 31, 2002 and are subject to change.


Since the fund may invest a significant percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

* The fund generally maintains a broader definition of utilities than many sector classifications. The fund's definition includes companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies, such as telephone, satellite, microwave, and other communications media. The fund may also invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

 INVESTMENT PORTFOLIO

October 31, 2002


COMMON STOCKS - 96.5%              SHARES         VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 4.5%
MEDIA - 3.1%
   BROADCASTING & CABLE - 1.6%
Liberty Media Corp., Class A (a)  200,000   $ 1,654,000
                                          -------------
   MOVIES & ENTERTAINMENT - 1.5%
AOL Time Warner, Inc. (a)         100,000     1,475,000
                                          -------------
RETAILING - 1.4%
   HOME IMPROVEMENT RETAIL - 1.4%
Home Depot, Inc.                   50,000     1,444,000
                                          -------------

-------------------------------------------------------
CONSUMER STAPLES - 12.5%
FOOD, BEVERAGES & TOBACCO - 9.2%
   BREWERS - 2.8%
Foster's Group Ltd.               306,700       808,465
Grupo Modelo SA de CV (a)         153,000       391,693
Heineken N.V.                      40,000     1,603,812
                                          -------------
                                              2,803,970
                                          -------------
   DISTILLERS & VINTNERS - 1.1%
Diageo PLC                        100,000     1,126,394
                                          -------------
   PACKAGED FOODS - 1.5%
Nestle SA, Registered Shares        7,000     1,497,061
                                          -------------
   SOFT DRINKS - 2.2%
PepsiCo, Inc.                      50,000     2,205,000
                                          -------------
   TOBACCO - 1.6%
Philip Morris Companies, Inc.      40,000     1,630,000
                                          -------------
HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
   HOUSEHOLD PRODUCTS - 1.4%
Kao Corp.                          63,000     1,436,892
                                          -------------
   PERSONAL PRODUCTS - 1.9%
Beiersdorf AG                       7,100       780,914
L'Oreal SA                         15,000     1,114,802
                                          -------------
                                              1,895,716
                                          -------------

-------------------------------------------------------
FINANCIALS - 10.7%
BANKS - 2.4%
Banco Popular Espanol SA           25,000     1,068,352
Bank of Ireland                   100,000     1,106,895
HDFC Bank Ltd., ADR (a)            19,800       262,350
                                          -------------
                                              2,437,597
                                          -------------
DIVERSIFIED FINANCIAL SERVICES - 5.7%
Citigroup, Inc.                    50,000     1,847,500
Morgan Stanley                     50,000     1,946,000
Merrill Lynch & Co., Inc.          50,000     1,897,500
                                          -------------
                                              5,691,000
                                          -------------
INSURANCE - 2.6%
   LIFE & HEALTH INSURANCE - 0.7%
Irish Life & Permanent PLC         61,700       731,737
                                          -------------
   MULTI-LINE INSURANCE - 1.9%
American International Group       30,000     1,876,500
                                          -------------



                                   SHARES         VALUE
-------------------------------------------------------
HEALTH CARE - 16.3%
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
   HEALTH CARE EQUIPMENT - 3.0%
Baxter International, Inc.         50,000   $ 1,251,000
Medtronic, Inc.                    40,000     1,792,000
                                          -------------
                                              3,043,000
                                          -------------
   HEALTH CARE FACILITIES - 1.7%
HCA, Inc.                          40,000     1,739,600
                                          -------------
   HEALTH CARE SUPPLIES - 1.2%
Smith & Nephew PLC                200,000     1,188,146
                                          -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
   BIOTECHNOLOGY - 0.7%
MedImmune, Inc. (a)                25,000       638,750
                                          -------------
   PHARMACEUTICALS - 9.7%
Altana AG                          25,900     1,236,845
Dr. Reddy's Laboratories Ltd., ADR  9,200       133,400
GlaxoSmithKline PLC                60,000     1,144,372
Novartis AG, Registered Shares     30,000     1,141,293
Pfizer, Inc.                       50,000     1,588,500
Sanofi-Synthelabo SA (a)           11,146       680,212
Schering AG                        15,000       680,148
Takeda Chemical Industries Ltd.    28,000     1,160,917
Teva Pharmaceuticals Industries
   Ltd., ADR                        4,300       332,949
Wyeth                              50,000     1,675,000
                                          -------------
                                              9,773,636
                                          -------------

-------------------------------------------------------
INDUSTRIALS - 10.2%
CAPITAL GOODS - 6.6%
   AEROSPACE & DEFENSE - 3.2%
L-3 Communications Holdings,
   Inc. (a)                        25,000     1,175,000
Lockheed Martin Corp.              35,000     2,026,500
                                          -------------
                                              3,201,500
                                          -------------
   CONSTRUCTION & FARM MACHINERY - 1.6%
Caterpillar, Inc.                  40,000     1,634,000
                                          -------------
   INDUSTRIAL CONGLOMERATES - 1.8%
General Electric Co.               70,000     1,767,500
                                          -------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
   DATA PROCESSING SERVICES - 1.8%
Concord EFS, Inc. (a)             125,000     1,785,000
                                          -------------
   DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Secom Co., Ltd.                    20,000       705,413
                                          -------------
   EMPLOYMENT SERVICES - 0.3%
Capita Group PLC                   89,060       311,880
                                          -------------
TRANSPORTATION - 0.8%
   AIRPORT SERVICES - 0.8%
BAA PLC                            94,300       841,053
                                          -------------



See notes to investment portfolio.

October 31, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INFORMATION TECHNOLOGY - 7.7%

SOFTWARE & SERVICES - 2.7%
   SYSTEMS SOFTWARE - 2.7%
Microsoft Corp. (a)                50,000   $ 2,673,500
                                          -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
   COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corp. (a)                     150,000       766,500
                                          -------------
   NETWORKING EQUIPMENT - 1.7%
Cisco Systems, Inc. (a)           150,000     1,677,000
                                          -------------
   OFFICE ELECTRONICS - 1.7%
Canon, Inc.                        48,000     1,767,279
                                          -------------
   SEMICONDUCTORS - 0.8%
Samsung Electronics Co., Ltd.,
   GDR (b)                          5,500       785,125
                                          -------------

--------------------------------------------------------
UTILITIES - 34.6%
   ELECTRIC UTILITIES - 3.0%
Beijing Datang Power Generation
   Co., Ltd., Class H             540,000       171,360
Huaneng Power International,
   Inc., Class H                  500,000       359,004
Scottish and Southern Energy
   PLC                            175,000     1,734,537
Southern Co.                       25,000       742,500
                                          -------------
                                              3,007,401
                                          -------------
   GAS UTILITIES - 9.7%
Enagas SA (a)                     350,000     1,878,263
Hong Kong and China Gas
   Co., Ltd.                    2,200,000     2,891,267
Italgas S.p.A.                    250,000     2,431,217
Kinder Morgan, Inc.                50,000     1,830,500
Osaka Gas Co., Ltd.               300,000       725,777
                                          -------------
                                              9,757,024
                                          -------------
   HIGHWAYS & RAILTRACKS - 5.4%
Acesa Infraestructuras SA         150,000     1,571,396
Autostrade S.p.A.                 325,000     2,681,998
Brisa-Auto Estradas de
   Portugal SA                    200,000     1,017,949
Zhejiang Expressway Co.,
   Ltd., Class H                  641,000       207,521
                                          -------------
                                              5,478,864
                                          -------------
   INTEGRATED TELECOMMUNICATION SERVICES - 5.5%
AT&T Corp.                        150,000     1,956,000
SBC Communications, Inc.           50,000     1,283,000
Telefonos de Mexico SA de
   CV, ADR                         13,800       420,900
Verizon Communications, Inc.       50,000     1,888,000
                                          -------------
                                              5,547,900
                                          -------------


                                   SHARES         VALUE
-------------------------------------------------------
   MULTI-UTILITIES - 1.3%
National Grid Group PLC           187,500   $ 1,333,733
                                          -------------
   OIL & GAS EQUIPMENT & SERVICES - 1.5%
BJ Services Co. (a)                50,000     1,516,500
                                          -------------
   OIL & GAS EXPLORATION & PRODUCTION - 2.1%
Snam Rete Gas S.p.A.              700,000     2,089,265
                                          -------------
   OIL & GAS REFINING & MARKETING - 1.2%
Tokyo Gas Co., Ltd.               399,000     1,163,540
                                          -------------
   SEMICONDUCTORS - 1.0%
Taiwan Semiconductor
   Manufacturing Co., Ltd.,
   ADR (a)                         34,540       270,103
Texas Instruments, Inc.            50,000       793,000
                                          -------------
                                              1,063,103

                                          -------------
   TELECOMMUNICATIONS EQUIPMENT - 1.7%
Nokia Oyj                         100,000     1,662,000
                                          -------------
   WIRELESS TELECOMMUNICATION SERVICES - 2.2%
America Movil SA de CV, ADR        22,500       302,400
China Mobile (Hong Kong) Ltd. (c) 188,600       462,070
SK Telecom Co. Ltd., ADR (a)       20,120       403,808
Vodafone Group PLC                650,000     1,044,122
                                          -------------
                                              2,212,400
                                          -------------
TOTAL COMMON STOCKS
   (cost of $111,775,260)                    97,035,479
                                          -------------
SHORT-TERM OBLIGATION - 4.1%          PAR
-------------------------------------------------------
Repurchase agreement with SBC
  Warburg Ltd., dated 10/31/02,
  due 11/01/02 at 1.880%,
  collateralized by U.S. Treasury
  Obligations with various
  maturities to 11/15/28,
  market value $4,207,184
  (repurchase proceeds $4,114,215)
  (cost of $4,114,000)         $4,114,000     4,114,000
                                          -------------
TOTAL INVESTMENTS - 100.6%
   (cost of $115,889,260) (d)               101,149,479
                                          -------------
OTHER ASSETS & LIABILITIES, NET - (0.6)%       (570,228)
-------------------------------------------------------
NET ASSETS - 100.0%                        $100,579,251
                                          -------------



See notes to investment portfolio.

October 31, 2002


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002 the value of this security amounted to $785,125, which represents 0.8% of net assets.
(c) Represents fair value as determined under the direction of the Board of Trustees.
(d) Cost for both financial statement and federal income tax purposes is the same.

(UNAUDITED)

SUMMARY OF SECURITIES                      % OF TOTAL
BY COUNTRY                        VALUE   INVESTMENTS
--------------------------------------------------------
United States              $ 52,288,850            51.7%
United Kingdom                8,724,237             8.6
Italy                         7,202,480             7.1
Japan                         6,959,818             6.9
Spain                         4,518,011             4.5
Hong Kong                     3,353,336             3.3
Germany                       2,697,907             2.7
Switzerland                   2,638,354             2.6
Ireland                       1,838,632             1.8
France                        1,795,014             1.8
Finland                       1,662,000             1.6
Netherlands                   1,603,813             1.6
South Korea                   1,188,933             1.2
Mexico                        1,114,993             1.1
Portugal                      1,017,949             1.0
Australia                       808,465             0.8
China                           737,885             0.7
India                           395,750             0.4
Israel                          332,949             0.3
Taiwan                          270,103             0.3
                           ------------           -----
                           $101,149,479           100.0%
                           ------------           -----

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

           ACRONYM                NAME
----------------------------------------------------
             ADR       American Depositary Receipt
             GDR        Global Depositary Receipt

See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002

ASSETS:

Investments, at cost                       $115,889,260
                                           ------------
Investments, at value                      $101,149,479
Cash                                                376
Foreign currency (cost of $29,104)               29,201
Receivable for:
   Fund shares sold                               9,201
   Interest                                         215
   Dividends                                    188,368
Deferred Trustees' compensation plan              9,026
                                           ------------
     Total Assets                           101,385,866
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                      614,598
   Management fee                                45,860
   Administration fee                            21,888
   Transfer agent fee                            65,477
   Pricing and bookkeeping fees                  10,012
   Trustees' fee                                    542
   Audit fee                                     22,105
Deferred Trustees' fee                            9,026
Other liabilities                                17,107
                                           ------------
     Total Liabilities                          806,615
                                           ------------
NET ASSETS                                 $100,579,251
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $142,954,414
 Accumulated net investment loss                (16,128)
Accumulated net realized loss               (27,622,915)
Net unrealized appreciation
(depreciation) on:
   Investments                              (14,739,781)
   Foreign currency translations                  3,661
                                           ------------
NET ASSETS                                 $100,579,251
                                           ============
CLASS A:
Net assets                                 $ 79,226,436
Shares outstanding                            9,759,152
                                           ------------
Net asset value per share                  $       8.12(a)
                                           ============
Maximum offering price per share
   ($8.12/0.9425)                          $       8.62(b)
                                           ============
CLASS B:
Net assets                                 $ 20,311,411
Shares outstanding                            2,562,946
                                           ------------
Net asset value and offering
   price per share                         $       7.93(a)
                                           ============
CLASS C:
Net assets                                 $  1,041,404
Shares outstanding                              131,391
                                           ------------
Net asset value and offering
   price per share                         $       7.93(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Year Ended October 31, 2002

INVESTMENT INCOME:
Dividends                                   $ 2,244,707
Interest                                         82,802
                                           ------------
Total Investment Income (net of foreign
   taxes withheld of $145,656)                2,327,509
                                           ------------
EXPENSES:
Management fee                                  537,593
Administration fee                              336,461
Distribution fee:
   Class B                                      215,115
   Class C                                       10,016
Service fee:
   Class A                                      261,385
   Class B                                       71,735
   Class C                                        3,341
Pricing and bookkeeping fees                     63,121
Transfer agent fee                              655,605
Trustees' fee                                    13,381
Custody fee                                      54,497
Other expenses                                  102,646
                                           ------------
   Total Operating Expenses                   2,324,896
Custody earnings credit                          (2,000)
Interest expense                                    604
                                           ------------
   Net Expenses                               2,323,500
                                           ------------
Net Investment Income                             4,009
                                           ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                              (27,023,722)
   Foreign currency transactions               (165,107)
                                           ------------
     Net realized loss                      (27,188,829)
                                           ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                               (4,296,747)
   Foreign currency translations                  5,811
                                           ------------
     Net change in unrealized
       appreciation/depreciation             (4,290,936)
                                           ------------
Net Loss                                    (31,479,765)
                                           ------------
Net Decrease in Net Assets
   from Operations                         $(31,475,756)
                                           ============



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                YEAR ENDED OCTOBER 31,
INCREASE (DECREASE)         -----------------------------
IN NET ASSETS:                     2002        2001
----------------------------------------------------------
OPERATIONS:
Net investment income           $   4,009   $  196,866
Net realized loss on
   investments and foreign
   currency transactions      (27,188,829)  (1,634,048)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations       (4,290,936) (65,799,075)
                             ------------  -----------
Net Decrease from Operations  (31,475,756) (67,236,257)
                             ------------  -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains:
   Class A                             --  (21,417,445)
   Class B                             --   (2,048,376)
   Class C                             --     (135,529)
In excess of net realized gains:
   Class A                             --     (171,134)
   Class B                             --      (16,367)
   Class C                             --       (1,083)
                             ------------  -----------
Total Distributions Declared
   to Shareholders                     --  (23,789,934)
                             ------------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              124,485,406  117,084,165
   Proceeds received in
     connection with merger            --   39,101,496
   Distributions reinvested            --   20,709,614
   Redemptions               (148,922,569)(145,654,429)
                             ------------  -----------
     Net Increase (Decrease)  (24,437,163)  31,240,846
                             ------------  -----------
Class B:
   Subscriptions                3,678,735    3,282,110
   Proceeds received in
     connection with merger            --   52,903,041
   Distributions reinvested            --    1,931,413
   Redemptions                (14,572,284) (18,198,059)
                             ------------  -----------
     Net Increase (Decrease)  (10,893,549)  39,918,505
                             ------------  -----------
Class C:
   Subscriptions                1,086,544      270,165
   Proceeds received in
     connection with merger            --    1,814,407
   Distributions reinvested            --      117,922
   Redemptions                 (1,432,820)    (739,668)
                             ------------  -----------
     Net Increase (Decrease)     (346,276)   1,462,826
                             ------------  -----------
Net Increase (Decrease) from
   Share Transactions         (35,676,988)  72,622,177
                             ------------  -----------
Total Decrease in Net Assets  (67,152,744) (18,404,014)
NET ASSETS:
Beginning of period           167,731,995  186,136,009
                             ------------  -----------
End of period (accumulated
   net investment loss of
   $(16,128) and $(16,568),
   respectively)            $ 100,579,251 $167,731,995
                             ============  ===========



                               YEAR ENDED OCTOBER 31,
                             ---------------------------
                                   2002        2001
--------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions               13,311,508    9,840,815
   Issued in connection
     with merger                       --    2,861,853
   Issued for distributions
     reinvested                        --    1,502,756
   Redemptions                (15,900,728) (12,135,043)
                             ------------  -----------
     Net Increase (Decrease)   (2,589,220)   2,070,381
                             ------------  -----------
Class B:
   Subscriptions                  406,464      267,092
   Issued in connection with
     merger                            --    3,914,684
   Issued for distributions
     reinvested                        --      142,146
   Redemptions                 (1,580,096)  (1,526,967)
                             ------------  -----------
   Net Increase (Decrease)     (1,173,632)   2,796,955
                             ------------  -----------
Class C:
   Subscriptions                  133,068       22,833
   Issued in connection with
     merger                            --      134,222
   Issued for distributions
     reinvested                        --        8,647
   Redemptions                   (168,057)     (62,109)
                             ------------  -----------
     Net Increase (Decrease)      (34,989)     103,593
                             ------------  -----------



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

October 31, 2002



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Global Equity Fund (the "Fund"), a series of Liberty Funds Trust III (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

On February 9, 2001, Liberty Newport Global Equity Fund merged into Liberty Newport Global Utilities Fund (which subsequently changed its name to Liberty Newport Global Equity Fund) as follows:

                       NET ASSETS       UNREALIZED
     SHARES ISSUED      RECEIVED      APPRECIATION(1)
     ------------       ---------     --------------
       6,910,759       $93,818,944      $13,076,843


                       NET ASSETS
                       OF LIBERTY
                        NEWPORT
     NET ASSETS          GLOBAL         NET ASSETS
      OF THE FUND      EQUITY FUND      OF THE FUND
     IMMEDIATELY       IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO          AFTER
      COMBINATION      COMBINATION      COMBINATION
     ------------     ------------     ------------
     $169,091,779      $93,818,944     $262,910,723

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold investments for which market quotations are not readily available or quotations which management believes are not appropriate. Such investments are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

October 31, 2002


Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. For the year ended October 31, 2002, the Fund did not qualify as a regulated investment company as the Fund's qualifying gross income did not equal or exceed 90% of its total gross income. However, management has concluded that the Fund will not incur any Federal or state income tax liability.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts

October 31, 2002


to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002 permanent items identified and reclassified among the components of net assets are as follows:

      ACCUMULATED      ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
         LOSS             LOSS            CAPITAL
        -------          ------          --------
       $(3,569)         $895,796        $(892,227)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                       UNREALIZED
                      DEPRECIATION*
                      ------------
                      $(14,736,120)

*The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF      CAPITAL LOSS
       EXPIRATION     CARRYFORWARD
        ---------     ------------
          2007        $26,324,565
          2008          1,298,350
                       ----------
                      $27,622,915
                       ----------



NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows

      AVERAGE DAILY NET ASSETS  ANNUAL FEE RATIO
------------------------------------------------
       First $1 billion               0.40%
       Over $1 billion                0.35%


ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.


PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended October 31, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transaction. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended October 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $2,492 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $13,687, $120,798 and $263 on Class A, Class B and Class C share redemptions, respectively.

October 31, 2002



The Fund has adopted a 12b-1 plan (the "Plan), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,000 of custody fees were reduced by balance credits for the year ended October 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were $72,054,034 and $110,385,833, respectively.

Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for both financial statement and federal income tax purposes, was:

     Gross unrealized appreciation        $ 2,187,511
     Gross unrealized depreciation        (16,927,292)
                                         ------------
     Net unrealized depreciation         $(14,739,781)
                                         ------------



OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended October 31, 2002, the average daily loan balance outstanding on days where borrowings existed was $2,500,000 at a dollar weighted average interest rate of 2.18%.


 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                             2002             2001             2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   10.36        $   16.51        $   16.85        $   14.92        $   13.72
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                      0.02             0.03             0.04             0.20(b)          0.24(b)
Net realized and unrealized gain (loss)
   on investments and foreign currency        (2.26)           (4.04)            1.34             2.47             2.13
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (2.24)           (4.01)            1.38             2.67             2.37
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.01)           (0.16)           (0.25)
From net realized gains                          --            (2.12)           (1.71)           (0.58)           (0.92)
In excess of net realized gains                  --            (0.02)              --               --               --
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                             --            (2.14)           (1.72)           (0.74)           (1.17)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $    8.12        $   10.36        $   16.51        $   16.85        $   14.92
============================================================================================================================
Total return (c)                             (21.62)%         (27.50)%           7.89%           18.31%           18.09%
============================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   1.57%            1.39%            1.23%(e)         1.33%(b)         1.30%(b)
Net investment income (d)                      0.17%            0.26%            0.20%(e)         1.21%(b)         1.58%(b)
Portfolio turnover rate                          59%              84%              63%              43%              48%(f)
Net assets, end of period (000's)          $ 79,227         $127,953         $169,701         $174,521         $165,566

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of the master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) The benefits derived from custody credits and direct brokerage arrangements, if applicable had no impact.

(e) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(f)  Portfolio turnover disclosed is for LFC Utilities Trust.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                                2002             2001             2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   10.19        $   16.39        $   16.84        $   14.91        $   13.72
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)              (0.05)           (0.06)           (0.09)            0.07(b)          0.12(b)
Net realized and unrealized gain (loss)
   on investments and foreign currency        (2.21)           (4.00)            1.33             2.48             2.13
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (2.26)           (4.06)            1.24             2.55             2.25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.01)           (0.04)           (0.14)
From net realized gains                          --            (2.12)           (1.68)           (0.58)           (0.92)
In excess of net realized gains                  --            (0.02)              --               --               --
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                             --            (2.14)           (1.69)           (0.62)           (1.06)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $    7.93        $   10.19        $   16.39        $   16.84        $   14.91
============================================================================================================================
Total return (c)                             (22.18)%         (28.08)%           6.97%           17.50%           17.12%
============================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   2.32%            2.14%            1.98%(e)         2.08%(b)         2.05%(b)
Net investment income (loss) (d)              (0.58)%          (0.49)%          (0.55)%(e)        0.46%(b)         0.83%(b)
Portfolio turnover rate                          59%              84%              63%              43%              48%(f)
Net assets, end of period (000's)          $ 20,311         $ 38,083         $ 15,405          $ 7,594          $ 4,957

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of the master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) The benefits derived from custody credits and direct brokerage arrangements, if applicable had no impact.

(e) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(f)  Portfolio turnover disclosed is for LFC Utilities Trust.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                2002             2001             2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $   10.20        $   16.40        $   16.84        $   14.92        $   13.72
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)              (0.05)           (0.06)           (0.09)            0.07(b)          0.12(b)
Net realized and unrealized gain (loss)
   on investments and foreign currency        (2.22)           (4.00)            1.34             2.47             2.14
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (2.27)           (4.06)            1.25             2.54             2.26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.01)           (0.04)           (0.14)
From net realized gains                          --            (2.12)           (1.68)           (0.58)           (0.92)
In excess of net realized gains                  --            (0.02)              --               --               --
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                             --            (2.14)           (1.69)           (0.62)           (1.06)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                          $    7.93        $   10.20        $   16.40        $   16.84        $   14.92
============================================================================================================================
Total return (c)                             (22.25)%         (28.06)%           7.03%           17.42%           17.20%
============================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   2.32%            2.14%            1.98%(e)         2.08%(b)         2.05%(b)
Net investment income (loss) (d)              (0.58)%          (0.49)%          (0.55)%(e)        0.46%(b)         0.83%(b)
Portfolio turnover rate                          59%              84%              63%              43%              48%(f)
Net assets, end of period (000's)         $   1,041        $   1,696        $   1,030        $   1,191         $    970

(a) Per share data was calculated using average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of the master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) The benefits derived from custody credits and direct brokerage arrangements, if applicable had no impact.

(e) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(f)  Portfolio turnover disclosed is for LFC Utilities Trust.

 REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST III AND THE SHAREHOLDERS OF LIBERTY NEWPORT GLOBAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Newport Global Equity Fund (the "Fund") (a series of Liberty Funds Trust III) at October 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

December 12, 2002

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)



17

TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education            Directors, Enesco Group,
One Financial Center                                 Industry from 1994 to 1997, and President,            Inc. (designer, importer
Boston, MA 02111                                     Applications Solutions Division from 1991 to        and distributor of giftware
                                                     1994, IBM Corporation (global education and               and collectibles)
                                                     global applications))


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


 OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002




IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Newport Global Equity Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport Global Equity Fund

Liberty Newport Global Equity Fund  ANNUAL REPORT, OCTOBER 31, 2002

                                                                   PRSRT STD
                                                                  U.S. Postage
                                                                      PAID
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                                                                 Permit NO. 20

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LibertyFunds
A Member of Columbia Management Group
(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                733-02/664L-1002 (12/02) 02/2852